Related Party Transactions - SCH Convertible Note (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 02, 2020	Apr. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions
Percentage Of Shares Holders Receive Via Previous Warrant Agreement		85.00%
Debt extinguishment due to warrant modification			$ 17,036		$ 17,000
Additional Paid-in Capital
Related Party Transactions
Debt extinguishment due to warrant modification			17,036		17,000
SCH Convertible Note
Related Party Transactions
Percentage Of Shares Holders Receive Via Previous Warrant Agreement		85.00%
Debt extinguishment due to warrant modification			11,800		11,800
SCH Convertible Note | Strathspey Crown Holdings Group, LLC ("SCH")
Related Party Transactions
Aggregate principal amount	$ 17,500
Loss on debt extinguishment	11,200
Outstanding amount	15,800		18,000		18,000		$ 18,000	$ 18,000
Unamortized borrowing cost	$ 500
Percentage of repayment of principal amount	175.00%
Percentage of Convertible Notes automatically convert into number of shares of Company's common stock, of principal amount	175.00%
Income (expense) related to decrease (increase) in fair value			(600)	$ (200)	(2,100)	$ 1,800	(2,100)	1,800
Estimated fair value of convertible notes	$ 26,500		18,000		18,000		27,600	$ 25,500
SCH Convertible Note | Additional Paid-in Capital
Related Party Transactions
Debt extinguishment due to warrant modification			$ 11,800		$ 11,800
Strathspey Crown note 2020 | Strathspey Crown Holdings Group, LLC ("SCH")
Related Party Transactions
Aggregate principal amount	$ 17,500
Outstanding amount							$ 30,600		$ 30,600
Interest rate (as a percent)	0.00%						15.79%